Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Short Term Income Fund
Entity Central Index Key	0001286364
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000028291 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Short Term Income Fund
Class Name	Class A
Trading Symbol	STABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Short Term Income Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class A shares at NAV returned 8.03%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 6.25% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from an overweight to credit and underweight to Treasuries. The allocation to securitized credit and the overweight position in financials within corporate credit both performed well relative to the performance benchmark. Security selection also contributed to benchmark-relative performance. Yield curve positioning detracted from benchmark-relative slightly over the period.
  Within securitized credit, an allocation to asset-backed securities (ABS) was a major contributor to sector allocation, as spreads narrowed, with the sector benefiting from its attractive relative value, strong liquidity and improved underwriting within the auto sector. An exposure to non-agency MBS also contributed to benchmark-relative performance, benefiting from strong housing fundamentals and limited new supply. Finally, an allocation to high quality collateralized loan obligations (CLOs) and commercial mortgage-backed securities (CMBS) helped benchmark-relative performance. CLOs benefited from their relative wide spreads compared to other high quality assets. CMBS benefited from the Fund’s focus on multifamily and hotel sectors.
  An overweight to Financials benefited as the sector rallied in 2024 on better than expected earnings.
  Security selection benefited from strong performance within the Financials and Industrials sectors; Financials saw strong performance of European bank exposures, while Industrials benefited from outperformance of a broad range of securities, including transportation and commodities issues.
  Yield curve positioning was hurt by modest exposure to the longer end of the curve, as the curve steepened.
  The Fund does not seek to add value through duration positioning and maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (without sales charge)	8.03%	2.13%	1.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg One- to Three-Year Government/Credit Index	6.25%	1.52%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 963,206,614
Holdings Count | Holding	783	[1]
Advisory Fees Paid, Amount	$ 2,187,150
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$963,206,614%
Total number of portfolio holdings	783^^
Total advisory fee paid	$2,187,150
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	43.0%
Asset Backed Securities	31.0%
U.S. Government and Agency Obligations	9.7%
Collateralized Mortgage Obligations	8.3%
Commercial Mortgage-Backed Securities	6.9%
Senior Secured Floating Rate Loan Interests	0.6%
Insurance-Linked Securities	0.5%
Common Stock†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000028293 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Short Term Income Fund
Class Name	Class C
Trading Symbol	PSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Short Term Income Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class C shares at NAV returned 7.73%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 6.25% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from an overweight to credit and underweight to Treasuries. The allocation to securitized credit and the overweight position in financials within corporate credit both performed well relative to the performance benchmark. Security selection also contributed to benchmark-relative performance. Yield curve positioning detracted from benchmark-relative slightly over the period.
  Within securitized credit, an allocation to asset-backed securities (ABS) was a major contributor to sector allocation, as spreads narrowed, with the sector benefiting from its attractive relative value, strong liquidity and improved underwriting within the auto sector. An exposure to non-agency MBS also contributed to benchmark-relative performance, benefiting from strong housing fundamentals and limited new supply. Finally, an allocation to high quality collateralized loan obligations (CLOs) and commercial mortgage-backed securities (CMBS) helped benchmark-relative performance. CLOs benefited from their relative wide spreads compared to other high quality assets. CMBS benefited from the Fund’s focus on multifamily and hotel sectors.
  An overweight to Financials benefited as the sector rallied in 2024 on better than expected earnings.
  Security selection benefited from strong performance within the Financials and Industrials sectors; Financials saw strong performance of European bank exposures, while Industrials benefited from outperformance of a broad range of securities, including transportation and commodities issues.
  Yield curve positioning was hurt by modest exposure to the longer end of the curve, as the curve steepened.
  The Fund does not seek to add value through duration positioning and maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C	7.73%	1.98%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg One- to Three-Year Government/Credit Index	6.25%	1.52%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 963,206,614
Holdings Count | Holding	783	[2]
Advisory Fees Paid, Amount	$ 2,187,150
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$963,206,614%
Total number of portfolio holdings	783^^
Total advisory fee paid	$2,187,150
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	43.0%
Asset Backed Securities	31.0%
U.S. Government and Agency Obligations	9.7%
Collateralized Mortgage Obligations	8.3%
Commercial Mortgage-Backed Securities	6.9%
Senior Secured Floating Rate Loan Interests	0.6%
Insurance-Linked Securities	0.5%
Common Stock†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000129904 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Short Term Income Fund
Class Name	Class C2
Trading Symbol	STIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Short Term Income Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class C2 shares at NAV returned 7.62%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 6.25% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from an overweight to credit and underweight to Treasuries. The allocation to securitized credit and the overweight position in financials within corporate credit both performed well relative to the performance benchmark. Security selection also contributed to benchmark-relative performance. Yield curve positioning detracted from benchmark-relative slightly over the period.
  Within securitized credit, an allocation to asset-backed securities (ABS) was a major contributor to sector allocation, as spreads narrowed, with the sector benefiting from its attractive relative value, strong liquidity and improved underwriting within the auto sector. An exposure to non-agency MBS also contributed to benchmark-relative performance, benefiting from strong housing fundamentals and limited new supply. Finally, an allocation to high quality collateralized loan obligations (CLOs) and commercial mortgage-backed securities (CMBS) helped benchmark-relative performance. CLOs benefited from their relative wide spreads compared to other high quality assets. CMBS benefited from the Fund’s focus on multifamily and hotel sectors.
  An overweight to Financials benefited as the sector rallied in 2024 on better than expected earnings.
  Security selection benefited from strong performance within the Financials and Industrials sectors; Financials saw strong performance of European bank exposures, while Industrials benefited from outperformance of a broad range of securities, including transportation and commodities issues.
  Yield curve positioning was hurt by modest exposure to the longer end of the curve, as the curve steepened.
  The Fund does not seek to add value through duration positioning and maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C2 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C2 (with contingent deferred sales charge)	6.62%	1.99%	1.80%
Class C2 (without contingent deferred sales charge)	7.62%	1.99%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg One- to Three-Year Government/Credit Index	6.25%	1.52%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 963,206,614
Holdings Count | Holding	783	[3]
Advisory Fees Paid, Amount	$ 2,187,150
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$963,206,614%
Total number of portfolio holdings	783^^
Total advisory fee paid	$2,187,150
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	43.0%
Asset Backed Securities	31.0%
U.S. Government and Agency Obligations	9.7%
Collateralized Mortgage Obligations	8.3%
Commercial Mortgage-Backed Securities	6.9%
Senior Secured Floating Rate Loan Interests	0.6%
Insurance-Linked Securities	0.5%
Common Stock†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000149629 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Short Term Income Fund
Class Name	Class K
Trading Symbol	STIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Short Term Income Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class K shares at NAV returned 8.30%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 6.25% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from an overweight to credit and underweight to Treasuries. The allocation to securitized credit and the overweight position in financials within corporate credit both performed well relative to the performance benchmark. Security selection also contributed to benchmark-relative performance. Yield curve positioning detracted from benchmark-relative slightly over the period.
  Within securitized credit, an allocation to asset-backed securities (ABS) was a major contributor to sector allocation, as spreads narrowed, with the sector benefiting from its attractive relative value, strong liquidity and improved underwriting within the auto sector. An exposure to non-agency MBS also contributed to benchmark-relative performance, benefiting from strong housing fundamentals and limited new supply. Finally, an allocation to high quality collateralized loan obligations (CLOs) and commercial mortgage-backed securities (CMBS) helped benchmark-relative performance. CLOs benefited from their relative wide spreads compared to other high quality assets. CMBS benefited from the Fund’s focus on multifamily and hotel sectors.
  An overweight to Financials benefited as the sector rallied in 2024 on better than expected earnings.
  Security selection benefited from strong performance within the Financials and Industrials sectors; Financials saw strong performance of European bank exposures, while Industrials benefited from outperformance of a broad range of securities, including transportation and commodities issues.
  Yield curve positioning was hurt by modest exposure to the longer end of the curve, as the curve steepened.
  The Fund does not seek to add value through duration positioning and maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	8.30%	2.60%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg One- to Three-Year Government/Credit Index	6.25%	1.52%	1.55%

Performance Inception Date	Dec. 31, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 963,206,614
Holdings Count | Holding	783	[4]
Advisory Fees Paid, Amount	$ 2,187,150
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$963,206,614%
Total number of portfolio holdings	783^^
Total advisory fee paid	$2,187,150
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	43.0%
Asset Backed Securities	31.0%
U.S. Government and Agency Obligations	9.7%
Collateralized Mortgage Obligations	8.3%
Commercial Mortgage-Backed Securities	6.9%
Senior Secured Floating Rate Loan Interests	0.6%
Insurance-Linked Securities	0.5%
Common Stock†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000028294 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Short Term Income Fund
Class Name	Class Y
Trading Symbol	PSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Short Term Income Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class Y shares at NAV returned 8.30%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 6.25% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from an overweight to credit and underweight to Treasuries. The allocation to securitized credit and the overweight position in financials within corporate credit both performed well relative to the performance benchmark. Security selection also contributed to benchmark-relative performance. Yield curve positioning detracted from benchmark-relative slightly over the period.
  Within securitized credit, an allocation to asset-backed securities (ABS) was a major contributor to sector allocation, as spreads narrowed, with the sector benefiting from its attractive relative value, strong liquidity and improved underwriting within the auto sector. An exposure to non-agency MBS also contributed to benchmark-relative performance, benefiting from strong housing fundamentals and limited new supply. Finally, an allocation to high quality collateralized loan obligations (CLOs) and commercial mortgage-backed securities (CMBS) helped benchmark-relative performance. CLOs benefited from their relative wide spreads compared to other high quality assets. CMBS benefited from the Fund’s focus on multifamily and hotel sectors.
  An overweight to Financials benefited as the sector rallied in 2024 on better than expected earnings.
  Security selection benefited from strong performance within the Financials and Industrials sectors; Financials saw strong performance of European bank exposures, while Industrials benefited from outperformance of a broad range of securities, including transportation and commodities issues.
  Yield curve positioning was hurt by modest exposure to the longer end of the curve, as the curve steepened.
  The Fund does not seek to add value through duration positioning and maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	8.30%	2.57%	2.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg One- to Three-Year Government/Credit Index	6.25%	1.52%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 963,206,614
Holdings Count | Holding	783	[5]
Advisory Fees Paid, Amount	$ 2,187,150
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$963,206,614%
Total number of portfolio holdings	783^^
Total advisory fee paid	$2,187,150
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Corporate Bonds	43.0%
Asset Backed Securities	31.0%
U.S. Government and Agency Obligations	9.7%
Collateralized Mortgage Obligations	8.3%
Commercial Mortgage-Backed Securities	6.9%
Senior Secured Floating Rate Loan Interests	0.6%
Insurance-Linked Securities	0.5%
Common Stock†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.